Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
Schedule of other receivables and prepaid expenses
	December 31
	2022	2021
	in USD thousands

Value Added Tax authorities	6	26
Advances to suppliers	152	329
Other	3	34
	161	389

Schedule of trade accounts payable
	December 31
	2022	2021
	in USD thousands
Accounts payable:
In Sweden	16	33
Overseas	59	13
	75	46

Payroll and related expenses	247	277
Accrued expenses	258	151
Other	228	82
	733	510

Schedule of information about geographical areas of non current assets
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	47	598	77	722
Right-of-use assets, net	166	-	-	166
Investments in a joint venture accounted for using the equity method	510	-	-	510
Total	723	598	77	1,398

Schedule of revenues
	Year ended December 31
	2022	2021	2020
	in USD thousands

Revenues	26	31	-
	26	31	-

Schedule of research and development expenses
	Year ended December 31
	2022	2021	2020
	in USD thousands

Payroll and related expenses	606	540	394
Loss on abandonment of fixed assets*	278	-	-
Depreciation	114	140	21
	998	680	415
Less – grants received	(100)	(10)	(49)
	898	670	366

Schedule of selling and marketing expenses
	Year ended December 31
	2022	2021	2020
	in USD thousands

Payroll and related expenses	190	337	289
Overseas travels	192	56	24
Other	79	92	44
Less – Grants received	-	-	(9)
	461	485	348

Schedule of general and administrative expenses
Payroll and related expenses	658	824	614
Professional services	568	431	138
Depreciation	96	116	102
Other	937	538	250
	2,259	1,909	1,104

Schedule of financial expenses
Financial income
Foreign currencies exchange gain, net	763	792	-
Interest on short term deposits	2	-	-
Finance income	765	792	-
Financial expenses
Bank commissions	(11)	(16)	(25)
Interest on long term loans and lease liability	(48)	(53)	(54)
Other – Mainly foreign currencies exchange loss	-	-	(72)
Financial expenses	(59)	(69)	(151)
Financial income (loss) - net	706	723	(151)